Share-Based Payments - Changes in Numbers of Outstanding Awards Under Our Cash-Settled Plans (Details) € / shares in Units, shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) shares € / shares	Dec. 31, 2023 EUR (€) shares € / shares	Dec. 31, 2022 EUR (€) shares
SHARE-BASED PAYMENTS
Fair value of unvested RSAs, RSUs, PSUs, and options | €	€ 453	€ 707
Total expense recognized | €	€ 794	€ 806	€ 356
LTI 2024
SHARE-BASED PAYMENTS
Granted	126
Adjustment based upon KPI target achievement	0
Exercised	0
Forfeited	(37)
End of period	89
Fair value of unvested RSAs, RSUs, PSUs, and options | €	€ 7
Total intrinsic value of vested awards | €	2
Total expense recognized | €	€ 7
LTI 2020
SHARE-BASED PAYMENTS
Beginning of period	605	546
Granted	0	215
Adjustment based upon KPI target achievement	41	(64)
Exercised	(72)	0
Forfeited	(74)	(91)
End of period	501	605	546
Fair value of unvested RSAs, RSUs, PSUs, and options | €	€ 98	€ 59
Total intrinsic value of vested awards | €	€ 57	15
Weighted average share price for share options exercised in (in Euro per share) | € / shares	€ 172.16
Total expense recognized | €	€ 51	€ 36	€ 8
Move
SHARE-BASED PAYMENTS
Beginning of period	6,672	11,859
Granted	823	1,900
Adjustment based upon KPI target achievement	15	(57)
Exercised	(6,333)	(7,234)
Forfeited	(126)	(266)
Change in settlement	1,149	(470)
End of period	2,200	6,672	11,859
Fair value of unvested RSAs, RSUs, PSUs, and options | €	€ 343	€ 644
Total intrinsic value of vested awards | €	€ 0	€ 0
Weighted average share price for share options exercised in (in Euro per share) | € / shares	€ 181.68	€ 117.86
Total expense recognized | €	€ 729	€ 764	€ 346